Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .7%
iShares Core MSCI Emerging Markets ETF(a)(b)
(Cost $ 7,433,593 ) ........................................................... 133,063 $ 7,391,650
Number of
Contracts Notional Amount
Purchased Options – 1 .4%
Puts – Exchange-Traded – 1 .4%
iShares MSCI Emerging Markets ETF , April Strike Price $ 42 , Expires 4/14/22 2,060 $ 8,652,000 22,660
iShares MSCI Emerging Markets ETF , June Strike Price $ 25 , Expires 6/17/22 597 1,492,500 3,582
iShares MSCI Emerging Markets ETF , September Strike Price $ 25 , Expires
9/16/22 ...................................................... 831 2,077,500 19,944
iShares MSCI Emerging Markets ETF , December Strike Price $ 25 , Expires
12/16/22 ..................................................... 873 2,182,500 30,555
iShares MSCI Emerging Markets ETF , March Strike Price $ 25 , Expires
3/17/23 ...................................................... 820 2,050,000 29,520
106,261
Total Purchased Options (Cost $ 317,898 ) .......................................................... 106,261
Total Investments – 100.1%
(Cost $ 7,751,491 ) ........................................................................... $ 7,497,911
Liabilities in Excess of Other Assets – ( 0 .1 ) % ....................................................... (7,523)
Net Assets – 100.0% .......................................................................... $ 7,490,388
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
iShares MSCI Emerging Markets ETF, April Strike Price $40, Expires 4/14/22
(Premiums Received $ 108,308 ) .................................. (2,060) $ (8,240,000) $ (8,240)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $1,944,250 have been pledged as collateral for options as of March 31, 2022.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .7%
Purchased Options ............................................................................... 1 .4%
Total Investments ................................................................................ 100 .1%
Liabilities in Excess of Other Assets .................................................................. ( 0 .1 ) %
Net Assets ..................................................................................... 100 .0%